Financial Risk Management - Summary of Effect of Interest Rates (Detail) - Floating interest rate [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [line items]
100 bp decrease	€ 1,951	€ 1,317	€ 691
100 bp increase	€ (1,951)	€ (1,317)	€ (691)